Columbia Marsico 21st Century Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Marsico 21st Century Fund (the Fund) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Columbia Marsico 21st Century Fund} - Columbia Marsico 21st Century Fund	Class A		Class B		Class C		Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- Columbia Marsico 21st Century Fund} - Columbia Marsico 21st Century Fund		Class A	Class B	Class C	Class R	Class R4	Class R5	Class Z
Management fees	[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none	none
Other expenses	[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.08%	0.22%
Total annual Fund operating expenses		1.21%	1.96%	1.96%	1.46%	0.96%	0.82%	0.96%
[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.68% and 0.06% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class B, Class C, Class R, Class R4, Class R5, and Class Z shares have been restated to reflect current fees paid by the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example {- Columbia Marsico 21st Century Fund} - Columbia Marsico 21st Century Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	691	937	1,202	1,957
Class B	699	915	1,257	2,091
Class C	299	615	1,057	2,285
Class R	149	462	797	1,746
Class R4	98	306	531	1,178
Class R5	84	262	455	1,014
Class Z	98	306	531	1,178

Expense Example, No Redemption {- Columbia Marsico 21st Century Fund} - Columbia Marsico 21st Century Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	691	937	1,202	1,957
Class B	199	615	1,057	2,091
Class C	199	615	1,057	2,285
Class R	149	462	797	1,746
Class R4	98	306	531	1,178
Class R5	84	262	455	1,014
Class Z	98	306	531	1,178

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in equity securities of companies of any capitalization. The Fund typically holds a core position of between 35 and 60 common stocks that are believed to have potential for long-term growth. The Fund may from time to time exceed this range, including when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to abnormal market conditions; however, the portfolio manager does not currently intend to hold greater than 75 common stocks. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, the health care sector and the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2015: 3.94%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 19.84% Worst 4th Quarter 2008 -25.12%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Average Annual Total Returns {- Columbia Marsico 21st Century Fund} - Columbia Marsico 21st Century Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Apr. 10, 2000	2.54%	10.78%	6.09%
Class A | returns after taxes on distributions	Apr. 10, 2000	2.54%	10.78%	5.98%
Class A | returns after taxes on distributions and sale of Fund shares	Apr. 10, 2000	1.44%	8.58%	4.89%
Class B	Apr. 10, 2000	2.88%	10.99%	5.92%
Class C	Apr. 10, 2000	6.95%	11.25%	5.92%
Class R	Jan. 23, 2006	8.48%	11.81%	6.45%
Class R4	Nov. 08, 2012	9.01%	12.23%	6.78%
Class R5	Jan. 08, 2014	9.17%	12.19%	6.76%
Class Z	Apr. 10, 2000	9.01%	12.37%	6.98%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%